Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income into Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sales of investment securities	$ (61)	$ (154)	$ (145)
Amortization of unrealized gains (losses)	30,970	31,666	30,007
Realized gains (losses) on derivative hedges	16,649	16,289	17,396
Actuarial gains (losses) and prior service cost (credit) amortization	(1,401)	(1,480)	(2,211)
Applicable income taxes	(1,921)	(1,580)	(1,407)
Net income (loss)	7,596	6,329	5,458
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(579)	(678)	(558)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investment securities available-for-sale
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sales of investment securities	(61)	(154)	(145)
Applicable income taxes	15	39	37
Net income (loss)	(46)	(115)	(108)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains (losses)	(470)	(499)	(530)
Applicable income taxes	121	127	134
Net income (loss)	(349)	(372)	(396)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on derivative hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(251)	(258)	(80)
Applicable income taxes	63	66	21
Net income (loss)	(188)	(192)	(59)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on retirement plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	5	1	7
Applicable income taxes	(1)	0	(2)
Net income (loss)	$ 4	$ 1	$ 5